Balance Sheets (Parenthetical) - ¥ / shares ¥ / shares in Thousands	Mar. 31, 2026	Sep. 30, 2025
Statement of Financial Position [Abstract]
Common stock, par value	¥ 0	¥ 0
Common stock, shares authorized	16,615,220	4,615,224
Common stock, shares issued	4,153,805	1,153,806
Common stock, shares outstanding	4,153,805	1,153,806